Capital Stock and Warrants	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Capital Stock and Warrants
10.	Capital Stock and Warrants

Our certificate of incorporation, as amended, authorizes us to issue 500,000,000 shares of common stock, par value $0.001 per share, and 1,000,000 shares of preferred stock, par value $0.001 per share. As of December 31, 2016, 254,746,933 shares of common stock were outstanding and no shares of preferred stock were outstanding.

Underwritten Public Offering of Common Stock and Warrants

In February 2016, we completed an underwritten public offering with gross proceeds of $8.0 million from the sale and issuance of 29,090,910 units, each consisting of one share of our common stock and one warrant to purchase one share of our common stock. Net proceeds, after deducting underwriting discounts and commissions and other estimated offering expenses, were approximately $7.3 million. The warrants have an exercise price of $0.42 per share. We received $0.4 million in proceeds from the exercise of 816,000 of the warrants in 2016. Subject to certain beneficial ownership limitations, the remaining 28,274,910 warrants are exercisable at any time on or before February 16, 2021.

Underwritten Public Offering of Common Stock, Pre-funded Warrants and Warrants

In November 2014, we completed an underwritten public offering of 30,941,102 shares of our common stock, 13,081,428 “pre-funded” warrants exercisable for up to 13,081,428 shares of our common stock, and 22,011,265 warrants exercisable for up to 22,011,265 shares of our common stock.  These securities were offered and sold to the underwriters and the public in units with each Series A unit consisting of one share of our common stock and one-half (0.5) of a warrant and each Series B unit consisting of one pre-funded warrant and one-half (0.5) of a warrant.  Each whole warrant is exercisable for one share of our common stock.  We sold an aggregate of 30,941,102 Series A units and 13,081,428 Series B units. The gross proceeds from this financing were $21.0 million and, after deducting underwriting discounts and commissions and other offering expenses, our net proceeds were $19.7 million. All of the pre-funded warrants were exercised in 2016 and we received $0.1 million in proceeds from the exercise of those warrants.  Subject to certain beneficial ownership limitations, the warrants with an exercise price of $0.75 per share are exercisable at any time on or before November 12, 2019.

“At the Market” Equity Offering Program

In February 2014, we entered into a sales agreement with Cowen and Company, LLC (“Cowen”), to sell shares of our common stock, with aggregate gross sales proceeds of up to $30 million, from time to time, through an “at the market,” or ATM, equity offering program (the “2014 Sales Agreement”), under which Cowen acted as sales agent. In August 2015, we terminated the 2014 Sales Agreement upon entry into a new sales agreement with Cowen to sell shares of our common stock, with aggregate gross sales proceeds of up to $30 million, from time to time, through an ATM program.  As of December 31, 2016, we had sold and issued an aggregate of 73,003,405 shares at a weighted-average sales price of $0.40 per share under the ATM programs for aggregate gross proceeds of $29.4 million and $28.1 million in net proceeds, after deducting sales agent commission and discounts and our other offering costs. As of December 31, 2016, approximately $18.0 million remains available under the ATM program (on a gross proceeds basis).

Shares Issuable to Former SynthRx Stockholders Upon Achievement of Milestones

In April 2011, we acquired SynthRx as a wholly-owned subsidiary through a merger transaction in exchange for shares of our common stock and rights to additional shares of our common stock upon achievement of specified milestones related to the development of vepoloxamer in sickle cell disease. The merger agreement requires us to issue up to an aggregate of 12,478,050 additional shares of our common stock to the former SynthRx stockholders if and when the development of vepoloxamer achieves the following milestones: (a) 3,839,400 shares upon acceptance for review by the U.S. Food and Drug Administration (“FDA”) of a new drug application (“NDA”) covering the use of purified poloxamer 188 for the treatment of sickle cell crisis in children and (b) 8,638,650 shares upon approval of such NDA by the FDA. Because we have determined not to pursue development of vepoloxamer in sickle cell disease, it is unlikely that these milestones will be achieved and that any of these shares will be issued.

Warrant Exercises

During the year ended December 31, 2016, we issued the following shares of our common stock upon exercise of outstanding warrants and received aggregate net proceeds of $0.5 million:

•	816,000 shares upon exercise of outstanding warrants with exercise price of $0.42 per share; and
•	13,081,428 shares upon exercise of outstanding warrants with exercise price of $0.01 per share.

Warrants

At December 31, 2016, outstanding warrants to purchase shares of common stock are as follows:

Shares Underlying Outstanding Warrants	Exercise Price	Expiration Date
28,097,400	$0.650	June 2018
22,011,265	$0.750	November 2019
2,272,727	$0.275	August 2020
28,274,910	$0.420	February 2021
80,656,302

Warrants Issued to Hercules

In connection with the Loan Agreement, we entered into a Warrant Agreement with Hercules Technology III, L.P., dated August 11, 2015, as amended by the First Amendment thereto dated September 28, 2015 and the Second Amendment thereto dated February 25, 2016, pursuant to which Hercules has a right to purchase up to 2,272,727 shares of our common stock at an exercise price of $0.275 per share. Prior to the Second Amendment to Warrant Agreement, the Warrant Agreement, as amended, provided Hercules a right to purchase up to 1,524,390 shares of our common stock at an exercise price of $0.41 per share.  Hercules may exercise its warrants at any time, or from time to time, through August 11, 2020.

The Warrant Agreement, as amended, provides for adjustment to the exercise price and number of shares subject to Hercules’ warrants in the event of a merger event, reclassification of our common stock, subdivision or combination of our common stock, or certain dividend payments. Upon exercise, the aggregate exercise price may be paid, at Hercules’ election, in cash or on a net issuance basis, based upon the fair market value of our common stock at the time of exercise.  If the fair market value of our common stock is greater than the exercise price of the warrants as of immediately before their expiration, to the extent the warrants are not previously exercised in full, the warrants shall be deemed automatically exercised on a net issuance basis as of immediately before their expiration.

See Note 18 “Subsequent Events” for additional information on the warrants issued to Hercules.